LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES (Tables)	12 Months Ended
Dec. 31, 2015
Long-term Debt, Excluding Current Maturities, Alternative [Abstract]
Schedule Of Long-Term Debt

Banks and others

	Annual interest
	rate at
	December 31	December 31,
	2015	2015	2014
	%	US Dollars in thousands
Linkage terms
U.S. dollar	5 - 8.56	844	403
NIS - not linked	5 - 6	55	128
Euro	2.17	394	659
NIS - linked to the Prime rate	P+0.9	2,906	1,157
		4,199	2,347
Less - current maturities (banks and others)		(1,294)	(509)

		2,905	1,838

Schedule Of Maturities Of Long-Term Debt (Including Capital Lease)
Minimum future payments at December 31, 2015 due under the long-term (including capital lease) debt are as follows:

Long-term loan

First year	1,337
Second year	1,029
Third year	934
Forth year	846
Fifth year and thereafter	53

4,199